Segment information - Reconciliation of adjusted EBITDA (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Restructuring And Related Costs [Line Items]
Profit for the period	$ 24,151	$ 15,140	$ 101,070	$ 50,383
Add back income taxes	12,169	8,436	45,891	27,422
Profit before income taxes	36,320	23,576	146,961	77,805
Add back finance costs	18,956	22,190	48,858	64,330
Add back share of profit of joint ventures	(160)	(142)	(453)	(404)
Add back other finance income	(13,273)	(12,263)	(25,733)	(33,131)
Earnings before taxes and finance income/costs (operating result (EBIT))	41,843	33,361	169,633	108,600
Add back depreciation, amortization and impairment of intangible assets and property, plant and equipment	22,804	23,924	71,833	70,201
EBITDA	64,647	57,285	241,466	178,801
Share of profit or loss of joint ventures	160	142	453	404
Add back restructuring (income)/expenses, net	905	952	(27,580)	1,674
Add back consulting fees related to Group strategy	2,016	1,100	3,051	2,149
Add back long term incentive plan	3,552	3,110	9,505	6,319
Add back other adjustments	1,277	1,497	2,802	1,696
Adjusted EBITDA	72,557	64,086	229,697	191,043
EPA enforcement action expense	$ 600	500	1,100	1,800
Catastrophic natural disaster remediation expense		$ 900	900
License fee requirement expense			$ 1,100
Reimbursed reassessed real estate transfer tax				$ 1,500